SCHEDULE OF FINANCE EXPENSES (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest Payments On Debentures In Shares	$ 1,433	$ 588
Additional Accretion On Debentures	$ 1,994	$ 634